UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Leo Kirby                  New York, N.Y.              August 13, 2004
--------------------------------------------------------------------------------
       [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                                  -----------
Form 13F Information Table Entry Total:               37
                                                  -----------
Form 13F Information Table Entry Value:             226,808
                                                  -----------
                                                  (thousands)


List of Other Included Managers:  None



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
                                                     Form 13F Information Table

          Column 1                Column 2      Column 3   Column 4  Column 5             Column 6    Column 7       Column 8
          --------                --------      --------   --------  --------             --------    --------       --------

                                   Title of                 Value    Shrs or    Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer              Class       Cusip      (x$1000)  Prn Amt    Prn  Call Discretion  Managers  Sole     Shared None
        --------------              -----       -----      --------  -------    ---  ---- ----------  --------  ----     ------ ----

Aclara Biosciences                 COM         00461P106       104       23,199 SH        SOLE                      23,199
Adolor Corp.                       COM         00724X102     2,441      192,500 SH        SOLE                     192,500
Alexion Pharmaceuticals            COM         015351109     6,881      369,938 SH        SOLE                     369,938
Alkermes                           COM         01642T108     2,558      188,059 SH        SOLE                     188,059
Amgen                              COM         031162100     5,729      104,987 SH        SOLE                     104,987
Amylin Pharmaceuticals             COM         032346108    21,728      952,982 SH        SOLE                     952,982
Array Biopharma                    COM         04269X105       187       23,474 SH        SOLE                      23,474
Atherogenics                       COM         047439104       278       14,600 SH        SOLE                      14,600
Autoimmune                         COM         052776101        21       26,100 SH        SOLE                      26,100
Barrier Therapeutics               COM         06850R108     8,410      600,302 SH        SOLE                     600,302
Cephalon                           COM         156708109     3,780       70,000 SH        SOLE                      70,000
Connetics Corp.                    COM         208192104     2,020      100,000 SH        SOLE                     100,000
Cytokinetics                       COM         23282W100     1,708      115,000 SH        SOLE                     115,000
Dynavax Technologies               COM         268158102       394       59,100 SH        SOLE                      59,100
GTX Inc.                           COM         40052B108     2,039      195,900 SH        SOLE                     195,900
Human Genome Sciences              COM         444903108     1,164      100,051 SH        SOLE                     100,051
Incyte Genomics                    COM         45337C102    23,027    3,014,070 SH        SOLE                   3,014,070
Intermune                          COM         45884X103     3,263      211,640 SH        SOLE                     211,640
Intrabiotics Pharmaceuticals       COM         46116T506     3,600      925,546 SH        SOLE                     925,546
Myogen                             COM         62856E104       348       45,000 SH        SOLE                      45,000
Neurogen                           COM         64124E106    39,892    5,325,999 SH        SOLE                   5,325,999
Onyx Pharmaceuticals               COM         683399109     5,604      132,300 SH        SOLE                     132,300
Oscient Pharmaceuticals            COM         68812R105       511       99,909 SH        SOLE                      99,909
Pharmacyclics                      COM         716933106       358       35,300 SH        SOLE                      35,300
Pozen Inc.                         COM         73941U102       729      106,400 SH        SOLE                     106,400
Praecis Pharmaceuticals            COM         739421105       190       50,100 SH        SOLE                      50,100
Renovis                            COM         759885106       893       97,496 SH        SOLE                      97,496
Salix Pharmaceuticals              COM         795435106       277        8,415 SH        SOLE                       8,415
Senomyx                            COM         81724Q107     5,304      848,639 SH        SOLE                     848,639
Sequenom                           COM         817337108     1,091      747,374 SH        SOLE                     747,374
Trimeris                           COM         896263100    49,554    3,434,120 SH        SOLE                   3,434,120
Tularik                            COM         899165104     6,392      257,754 SH        SOLE                     257,754
Vicuron Pharmaceuticals            COM         926471103       156       12,400 SH        SOLE                      12,400
Virologic                          COM         92823R201     1,396      569,799 SH        SOLE                     569,799


Incyte Genomics Notes 5.5%
  3/01/2007                        CONV BONDS  45337CAC6     4,950    5,000,000 PRN       SOLE                   5,000,000
Regeneron Conv Notes 5.5%
  10/17/08 (144A)                  CONV BONDS  75886FAA5    15,287   16,822,000 PRN       SOLE                  16,822,000
Regeneron Conv Notes 5.5%
  10/17/08                         CONV BONDS  75886FAB3     4,544    5,000,000 PRN       SOLE                   5,000,000
